Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

On April 23, 2025, the Company, MMTEC, Inc. (the “Seller”), a holder of certain Secured Promissory Note dated December 28, 2023 issued by the Company in the original principal amount of US$153,000,000 (the “Note”), and Infinity Asset Solutions Ltd., (the “Buyer” or “Infinity Asset”), entered into a Note Purchase Agreement (the “Agreement”), pursuant to which the Seller agrees to sell, transfer and assign to the Buyer, and the Buyer agrees to purchase from the Seller, a portion of the Note representing US$51,988,242 of the Outstanding Amount (as defined below), of which the unpaid principal was US$50,000,000 and the unpaid interest was US$1,988,242 as of the date of the Agreement. As of the date of the Agreement, the total amount of the unpaid principal and accrued and unpaid interest under the Note was US$153,738,529 (the “Outstanding Amount”).

Effective on May 6, 2025, the Company changed the ratio of the ADSs representing its Class A ordinary shares from one (1) ADS representing one hundred and twenty (120) Class A ordinary share to one (1) ADS representing two thousand four hundred (2,400) Class A ordinary shares. For the ADS holders, the change in the ADS ratio had the same effect as a one-for-twenty reverse ADS split.

On May 9, 2025, the Company and Infinity Asset entered into a share subscription agreement and a payoff letter (collectively, the “Conversion Documents”), pursuant to which, the Company agreed to issue to Infinity Asset and Infinity Asset agreed to subscribe from the Company, 108,027,515,844 Class A ordinary shares, par value US$0.0000001 per share, of the Company (the “Converted Shares”), as the repayment by the Company to Infinity Asset of all outstanding principal amount and accrued interest under the Note with a total amount of US$51,988,242. On the same date, the Company consummated the issuance of the Converted Shares. The Converted Shares were issued in reliance upon the exemption from securities registration pursuant to Regulation S promulgated under the Securities Act of 1933, as amended (the “Securities Act”).

On May 9, 2025, the Company adopted an equity incentive plan (the “2025 Equity Incentive Plan”) and issued thereunder 11,800,000,000 Class B ordinary shares, par value US$0.0000001 per share, of the Company (the “Reserved Shares”) to Golden Stream Ltd., a limited liability company incorporated in Cayman Islands (the “ESOP Platform”). The ESOP Platform will hold the Reserved Shares (i) before any granting or vesting to the participants of the 2025 Equity Incentive Plan (the “Participants”), and (ii) after any vesting to the Participants, on behalf of the Participants pursuant to the respective share award agreements. The Reserved Shares were issued in reliance upon the exemption from securities registration afforded by Section 4(a)(2) of the Securities Act.

On June 30, 2025, the Company and MMTEC, Inc. agreed to extend the maturity date of the remaining Note and accrued but unpaid interest to date to December 31, 2025.